Related party disclosures - Trade Receivables Due from Related Parties, Current (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related party disclosures [Line Items]
Current receivables due from related parties	$ 81,622	$ 86,152
Ajay Europe SARL
Related party disclosures [Line Items]
Current receivables due from related parties	7,967	7,567
Ajay North America LLC
Related party disclosures [Line Items]
Current receivables due from related parties	8,354	3,350
Abu Dhabi Fertilizer Industries WWL
Related party disclosures [Line Items]
Current receivables due from related parties		2,477
Soc. de Inversiones Pampa Calichera
Related party disclosures [Line Items]
Current receivables due from related parties	5	5
SQM Vitas Brasil Agroindustria
Related party disclosures [Line Items]
Current receivables due from related parties	32,054	55,119
SQM Vitas Peru S.A.C.
Related party disclosures [Line Items]
Current receivables due from related parties	31,081	14,684
SQM Vitas Fzco.
Related party disclosures [Line Items]
Current receivables due from related parties	232	232
Pavoni & C SpA
Related party disclosures [Line Items]
Current receivables due from related parties	888	804
Covalent Lithium Pty Ltd.
Related party disclosures [Line Items]
Current receivables due from related parties	$ 1,041	$ 1,914